STOCK-BASED COMPENSATION - DSU and RSU Activity (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, beginning of period	$ 50.0
Fair value, end of period	$ 50.0	$ 50.0
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	837	678
Settled for cash (shares) | shares	0	0
Granted (shares) | shares	174	159
Credits for dividends (shares) | shares	0	0
Increase (decrease) in number of shares outstanding | shares	0	0
Number of units outstanding end of period (shares) | shares	1,011	837
Fair value, beginning of period	$ 14.4	$ 12.6
Settled for cash	0.0	0.0
Granted	2.9	2.9
Credits for dividends	0.0	0.0
Change in value	1.0	(1.1)
Fair value, end of period	$ 18.3	$ 14.4
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	2,337	2,518
Settled for cash (shares) | shares	(1,383)	(1,656)
Granted (shares) | shares	1,820	1,406
Credits for dividends (shares) | shares	81	69
Increase (decrease) in number of shares outstanding | shares	0	0
Number of units outstanding end of period (shares) | shares	2,855	2,337
Fair value, beginning of period	$ 26.3	$ 31.0
Settled for cash	(23.2)	(29.2)
Granted	32.9	24.2
Credits for dividends	1.4	1.3
Change in value	(3.4)	(1.0)
Fair value, end of period	$ 34.0	$ 26.3